Note 15 - Stock-based Compensation - Fair Value of Each Option Grant Assumptions Used (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
Risk free rate	0.60%
Expected life in years (Year)	4 years 18 days
Expected volatility	29.80%
Dividend yield	0.50%
Weighted average fair value per option granted (in dollars per share)	$ 34.02